Summary of Significant Accounting Policies - Research and Development Expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Research and development expenses capitalized	$ 0	$ 0	$ 0